Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011
Cash Flows from Operating Activities
Net loss	$ (7,894,984)	$ (2,051,676)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation of leasehold improvements and equipment	328,632	313,777
Amortization of intangibles	70,249	73,635
Share-based compensation expense	2,969,150	1,262,071
Loss from impairment of intangibles	133,500
Loss from disposal of equipment		20,640
Changes in operating assets and liabilities:
Trade receivables	277,897	(503,635)
Inventories	(1,482,565)	(500,275)
Prepaid expenses and other assets	(672,711)	(127,361)
Accounts payable	1,735,643	(33,712)
Accrued expenses	384,947	100,770
Customer deposits and other	87,266	(14,091)
Deferred rent	(35,853)	(23,487)
Due to officers		(1,178,206)
Net cash (used in) operating activities	(4,098,829)	(2,661,550)
Cash Flows From Investing Activities
Purchases of leasehold improvements and equipment	(150,663)	(169,136)
Purchase of intangible assets	(26,000)	(30,000)
Net cash (used in) investing activities	(176,663)	(199,136)
Cash Flows From Financing Activities
Proceeds from issuance of common stock, net of issuance costs		3,486,626
Proceeds from exercise of stock options	26,398
Proceeds from exercise of warrants	2,524,499	1,191,749
Principal payments on capital leases	(81,712)	(62,608)
Net cash provided by financing activities	2,469,185	4,615,767
Net increase (decrease) in cash	(1,806,307)	1,755,081
Cash Beginning of Year	2,226,459	471,378
Cash Ending of Year	420,152	2,226,459
Supplemental Disclosures of Cash Flow Information
Cash payments for interest	32,142	36,068
Supplemental Schedule of Noncash Investing Activity
Capital lease obligation incurred for the purchase of equipment	$ 47,149	$ 264,958